Document And Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	PARKERVISION INC
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	For the purposes of filing XBRL.
Entity Central Index Key	0000914139
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false